Major Customers (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Major Customers (Details) [Line Items]
Revenues from customers (in Dollars)	$ 2,764,000	$ 5,129,000	$ 2,445,000
Bad debt provision percentage			50.00%
Revenues [Member]
Major Customers (Details) [Line Items]
Number of customers	3		4
Concentration risk, percentage	42.00%	54.00%	41.00%